UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)      (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:   513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Common Stocks
Comcast Corp.	81,500	4,978,020
Nordstrom Inc.	48,850	2,794,709
TJX Companies	38,300	3,000,805
VF Corp.	44,100	2,855,916
9.9% - Total For Consumer Discretionary		$13,629,450

Coca Cola Co.	62,620	2,904,942
CVS Health Corp.	45,155	4,683,928
Hershey Foods Corp.	50,600	4,659,754
Nestle SA - ADR	72,100	5,379,381
Procter & Gamble Co.	33,990	2,797,717
Unilever PLC	63,800	2,882,484
16.9% - Total For Consumer Staples		$23,308,206

Chevron Corp.	45,335	4,324,959
Royal Dutch Shell PLC, Class B ADR	92,500	4,550,075
Schlumberger Ltd.	35,150	2,592,312
8.3% - Total For Energy		$11,467,346

Chubb Ltd.	36,725	4,375,784
Everbank Financial Corp.	141,100	2,129,199
Iberiabank Corp	72,500	3,717,075
Invesco Ltd.	125,535	3,862,712
Marsh & McLennan Companies Inc.	56,800	3,452,872
RenaissanceRE Holdings Ltd.	23,900	2,863,937
14.8% - Total For Financial Services		$20,401,579

Abbott Laboratories	92,100	3,852,543
Owens & Minor Inc. Holding Company	112,500	4,547,250
Zimmer Biomet Holdings	41,100	4,382,493
9.2% - Total For Health Care		$12,782,286

Danaher Corp.	36,900	3,500,334
Norfolk Southern Corp.	34,200	2,847,150
Union Pacific Corp.	49,400	3,929,770
W.W. Grainger Inc.	12,800	2,987,904
9.6% - Total For Industrials		$13,265,158

Accenture PLC	26,120	3,014,248
Apple Inc.	52,510	5,723,065
Cisco Systems Inc.	151,200	4,304,664
Linear Technology Corp.	62,850	2,800,596
Microsoft Corp.	56,275	3,108,068
Oracle Corp.	102,000	4,172,820
Qualcomm Inc.	44,130	2,256,808
SAP SE ADR	35,700	2,870,994
Western Digital Corp.	31,850	1,504,594
21.5% - Total For Information Technology		$29,755,857

AT&T Inc.	78,640	3,080,329
2.2% - Total For Telecommunication Services		$3,080,329

Total Common Stocks 92.4%		$127,690,211
(Identified Cost $111,232,174)

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z**	10,630,640	10,630,640
Total Cash Equivalents 7.7%		$10,630,640
(Identified Cost $10,630,640)

Total Portfolio Value 100.1%		$138,320,851
(Identified Cost $121,862,814)

Liabilities in Excess of Other Assets -0.1%		$(124,979)

Total Net Assets 100.0%		$138,195,872

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Common Stocks
Nordstrom Inc.	17,200	984,012
Polaris Industries Inc.	7,650	753,372
Priceline.com Inc.*	700	902,272
Starbucks Corp.	15,560	928,932
TJX Companies	12,700	995,045
Walt Disney Co.	13,800	1,370,478
12.8% - Total For Consumer Discretionary		$5,934,111

CVS Health Corp.	13,770	1,428,362
Hershey Foods Corp.	10,445	961,880
Nestle SA - ADR	12,440	928,148
Pepsico Inc.	9,040	926,419
Procter & Gamble Co.	10,680	879,071
11.0% - Total For Consumer Staples		$5,123,880

Chevron Corp.	10,370	989,298
EOG Resources Inc.	17,340	1,258,537
Schlumberger Ltd.	18,005	1,327,869
7.7% - Total For Energy		$3,575,704

Berkshire Hathaway Inc. Class B*	6,800	964,784
Chubb Ltd.	9,800	1,167,670
Iberiabank Corp.	15,810	810,579
Invesco Ltd.	27,500	846,175
PRA Group Inc.*	20,835	612,341
Wells Fargo & Co.	8,790	425,084
10.4% - Total For Financial Services		$4,826,633

Allergan PLC*	3,100	830,893
Biogen Inc.*	4,760	1,239,123
Celgene Corp.*	4,400	440,396
Gilead Sciences Inc.	4,800	440,928
Johnson & Johnson	8,175	884,535
Mednax Inc.*	12,200	788,364
9.9% - Total For Health Care		$4,624,239

3M Co.	5,860	976,452
Danaher Corp.	17,900	1,697,994
General Electric	30,440	967,688
Proto Labs Inc.*	6,850	528,066
Union Pacific Corp.	18,100	1,439,855
12.1% - Total For Industrials		$5,610,055

Alphabet Inc. - Class A*	565	431,038
Alphabet Inc. - Class C*	1,129	841,049
Apple Inc.	18,160	1,979,258
Broadcom Ltd.	6,815	1,052,918
Cognizant Technology Solutions Corp.*	15,620	979,374
EMC Corp.	34,550	920,757
Facebook Inc.*	7,700	878,570
Fortinet Inc.*	16,670	510,602
IPG Photonics Corp.*	5,700	547,656
Oracle Corp.	35,800	1,464,578
Red Hat Inc.*	10,930	814,394
Ruckus Wireless Inc.*	44,000	431,640

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Salesforce.com Inc.*	13,930	1,028,452
SAP SE ADR	11,800	948,956
Ultimate Software Group Inc.*	4,935	954,923
29.6% - Total For Information Technology		$13,784,165

Total Common Stocks 93.5%		$43,478,787
(Identified Cost $35,803,244)

Cash Equivalents

First American Government Obligation Fund, Class Z**	3,076,522	3,076,522
Total Cash Equivalents 6.6%		$3,076,522
(Identified Cost $3,076,522)

Total Portfolio Value 100.1%		$46,555,309
(Identified Cost $38,879,766)

Liabilities in Excess of Other Assets -0.1%		$(28,254)

Total Net Assets 100.0%		$46,527,055

* Non-income producing security.

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Common Stocks
Advance Auto Parts Inc.	2,800	448,952
AMC Networks Inc.*	7,600	493,544
Foot Locker Inc.	6,000	387,000
Gentex Corp.	33,600	527,184
Hasbro Inc.	7,400	592,740
LKQ*	19,500	622,635
Steven Madden Ltd.*	10,000	370,400
Thor Industries Inc.	10,700	682,339
Winmark Corp.	5,600	548,688
12.0% - Total For Consumer Discretionary		$4,673,482

Casey's General Stores Inc.	5,000	566,600
Church & Dwight Co. Inc.	4,000	368,720
Energizer Holdings Inc.	8,500	344,335
Ingredion Inc.	3,600	384,444
WD-40 Co.	6,400	691,264
6.1% - Total For Consumer Staples		$2,355,363

Helmerich & Payne Inc.	7,800	458,016
Oceaneering International	4,400	146,256
US Silica Holdings Inc.	6,500	147,680
1.9% - Total For Energy		$751,952

Argo Group International Holdings Ltd.	9,240	530,284
Assurant Inc.	6,000	462,900
Axis Capital Holdings Ltd.	10,100	560,146
Berkshire Hills Bancorp Inc.	22,000	591,580
Everest RE Group LTD	3,200	631,776
First Interstate Bancsystem Inc.	1,590	44,727
Fidelity National Financial Inc.	11,500	389,850
German America Bancorp Inc.	20,000	644,000
Home Bancshares Inc.	11,000	450,450
Iberiabank Corp.	9,500	487,065
Invesco Ltd.	16,000	492,320
Lakeland Bancorp Inc.	50,000	507,500
Morningstar Inc.	6,500	573,755
PRA Group Inc.*	10,000	293,900
Reinsurance Group of America	4,500	433,125
RenaissanceRE Holdings Ltd.	6,000	718,980
Westwood Holdings Group Inc.	9,000	527,850
21.4% - Total For Financial Services		$8,340,208

Analogic Corp.	6,700	529,367
Cynosure Inc.*	9,000	397,080
Greatbatch Inc.*	10,000	356,400
Mednax Inc.*	5,500	355,410
Natus Medical Inc.*	13,000	499,590
Nuvectra Corp.*	3,333	18,033
Owens & Minor Inc. Holding Co.	17,800	719,476
United Therapeutics Corp.*	5,300	590,579
Universal Health Services Inc.	4,000	498,880
VCA Inc.*	7,300	421,137
11.3% - Total For Health Care		$4,385,952

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Alamo Group Inc.	12,000	668,520
Cubic Corp.	12,500	499,500
Deluxe Corp.	9,200	574,908
Dover Corp.	8,000	514,640
Essendant Inc.	12,400	395,932
Fluor Corp.	14,000	751,800
Generac Holdings Inc.*	7,000	260,680
Hillenbrand Inc.	14,000	419,300
HNI Corp.	14,900	583,633
Lincoln Electric	4,600	269,422
Old Dominion Freight Line*	6,300	438,606
Pentair PLC	5,300	287,578
Proto Labs Inc.*	6,500	501,085
Quanta Services Inc.*	13,000	293,280
Snap-On Tools Corp.	3,100	486,669
W.W. Grainger Inc.	2,000	466,860
Watsco Inc.	2,900	390,746
20.0% - Total For Industrials		$7,803,159

Amdocs Ltd.	7,300	441,066
Brocade Communications Systems Inc.	59,300	627,394
FEI Co.	3,900	347,139
Flir Systems Inc.	9,800	322,910
IPG Photonics Corp.*	7,000	672,560
Neustar Inc.*	14,600	359,160
PC Connection Inc.*	27,000	696,870
Red Hat Inc.*	6,600	491,766
Ultimate Software Group*	1,700	328,950
11.0% - Total For Information Technology		$4,287,815

Aptargroup Inc.	8,500	666,485
Avery Dennison Corp.	7,000	504,770
Boise Cascade Corp.*	18,000	372,960
Packaging Corp. of America	10,100	610,040
Westlake Chemical Corp.	8,500	393,550
6.5% - Total For Materials		$2,547,805

UGI Corp.	10,800	435,132
1.1% - Total For Utilities		$435,132

Total Common Stocks 91.3%		$35,580,868
(Identified Cost $30,514,879)

Real Estate Investment Trusts (REITs)

Apartment Investment & Mangement Co.	14,000	585,480
Lexington Realty Trust	53,000	455,800
Realty Income Corp.	8,000	500,080
Total REITs 4.0%		$1,541,360
(Identified Cost $1,391,978)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,416,431	1,416,431
Total Cash Equivalents 3.6%		$1,416,431
(Identified Cost $1,416,431)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Total Portfolio Value 98.9%		$38,538,659
(Identified Cost $33,323,288)

Other Assets in Excess of Liabilities 1.1%		$409,181

Total Net Assets 100.0%		$38,947,840

* Non-income producing security.

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	700	$32,963
Apartment Investment & Management Co.	2,624	109,736
Avalonbay Communities Inc.	1,809	344,072
Camden Property Trust	1,200	100,908
Equity LifeStyle Properties Inc.	1,500	109,095
Equity Residential Properties Trust	5,000	375,150
Essex Property Trust Inc.	865	202,289
Mid-America Apartment Communities Inc.	1,630	166,602
Post Properties Inc.	850	50,779
Senior Housing Properties Trust	3,500	62,615
Sun Communities Inc.	650	46,546
UDR Inc.	3,807	146,684
16.4% - Total For Residential		$1,747,439

American Tower Corp.	5,589	572,146
Brandywine Realty Trust	3,000	42,090
Cousins Properties Inc.	3,500	36,330
Douglas Emmett Inc.	2,500	75,275
Lexington Realty Trust	3,500	30,100
National Retail Properties Inc.	2,250	103,950
PS Business Parks Inc.	500	50,255
Public Storage Inc.	2,400	661,992
Retail Properties of America	3,500	55,475
Urban Edge Properties	1,530	39,535
Vornado Realty Trust	2,561	241,835
17.9% - Total For Diversified		$1,908,983

Care Capital Properties Inc.	1,100	29,524
HCP Inc.	6,500	211,770
Healthcare Realty Trust Inc.	1,500	46,335
LTC Properties Inc.	650	29,406
Medical Properties Trust Inc.	2,800	36,344
Omega Healthcare Investors Inc.	2,500	88,250
Universal Health Realty Income Trust	300	16,875
Ventas Inc.	4,400	277,024
Welltower Inc.	4,750	329,365
9.9% - Total For Health Care Facilities		$1,064,893

Diamondrock Hospitality Co.	4,000	40,480
Host Hotels & Resorts Inc.	10,354	172,912
LaSalle Hotel Properties	1,500	37,965
Pebblebrook Hotel Trust	1,200	34,884
RL Lodging Trust	2,500	57,200
Ryman Hospitality Properties	1,000	51,480
Sunstone Hotel Investors Inc.	3,121	43,694
4.1% - Total For Hotels/Motels		$438,615

Alexandria Real Estate Equities Inc.	1,000	90,890
Boston Properties Inc.	2,020	256,702
Corporate Office Properties Trust	2,000	52,480
Digital Realty Trust, Inc.	2,300	203,527
Duke Realty Corp.	5,000	112,700
Equity Commonwealth*	1,700	47,974
Highwoods Properties Inc.	1,700	81,277
Kilroy Realty Corp.	1,545	95,589

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Liberty Property Trust	2,661	89,037
Mack-Cali Realty Corp.	1,500	35,250
Piedmont Office Realty Trust Inc.	3,500	71,085
10.7% - Total For Office		$1,136,511

CubeSmart	2,500	83,250
DCT Industrial Trust Inc.	1,375	54,271
Eastgroup Properties	600	36,222
Extra Space Storage Inc.	1,750	163,555
Prologis Inc.	7,306	322,779
Sovran Self Storage Inc.	450	53,077
6.7% - Total For Industrial		$713,154

Acadia Realty Trust	1,000	35,130
Alexander's Inc.	100	38,055
CBL & Associates Properties Inc.	1,194	14,209
DDR Corp.	7,055	125,508
Dupont Fabros Technology Inc.	1,800	72,954
EPR Properties	1,000	66,620
Equity One Inc.	1,600	45,856
Federal Realty Investment Trust	1,000	156,050
General Growth Properties Inc.	12,200	362,706
Hospitality Properties Trust	2,100	55,776
Kimco Realty Corp.	5,667	163,096
Macerich Co.	2,192	173,694
Realty Income Corp.	4,319	269,981
Regency Centers Corp.	1,375	102,919
Simon Property Group Inc.	4,279	888,706
SL Green Realty Corp.	1,500	145,320
Tanger Factory Outlet Centers Inc.	2,000	72,780
Taubman Centers Inc.	800	56,984
Washington Real Estate Investment Trust	1,500	43,815
Weingarten Realty Investors	2,500	93,800
WP Glimcher Inc.	3,353	31,820
28.3% - Total For Retail		$3,015,779

Rayonier Inc.	2,000	49,360
Weyerhaeuser Co.	14,700	455,406
4.7% - Total For Timber		$504,766

Total REITs 98.7%		$10,530,140
(Identified Cost $5,323,662)

Cash Equivalents

First American Government Obligation Fund, Class Z**	109,457	109,457
Total Cash Equivalents 1.0%		$109,457
(Identified Cost $109,457)

Total Portfolio Value 99.7%		$10,639,597
(Identified Cost $5,433,119)

Other Assets in Excess of Liabilities 0.3%		$19,414

Total Net Assets 100.0%		$10,659,011

* Non-income producing security.

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Common Stocks
Adidas AG ADR	2,000	$116,780
Daimler AG	600	46,098
Honda Motor Co. Ltd. ADR	1,940	53,040
Magna International Inc.	2,000	85,920
Marks & Spencer Group PLC	5,000	59,200
Publicis Groupe ADR	7,800	136,734
RTL Group SA ADR	15,000	126,450
Sky PLC ADR	3,500	204,925
Sony Corp. ADR	2,700	69,444
Tata Motors Ltd. ADR*	2,225	64,636
Toyota Motor Corp. ADR	1,800	191,376
WPP PLC ADR	1,300	151,359
10.0% - Total For Consumer Discretionary		$1,305,962

Coca-Cola Amatil Ltd. ADR	4,760	32,035
Danone ADR	6,184	87,875
L'Oreal ADR	2,800	99,960
Nestle SA ADR	2,400	179,064
Reckitt Benckiser Group PLC	3,800	74,176
Unilever NV	2,500	111,700
Unilever PLC	4,000	180,720
Wal-Mart De Mexico SA ADR	6,300	148,932
7.0% - Total For Consumer Staples		$914,462

BP PLC ADR	2,298	69,354
Cnooc Ltd.	780	91,307
Lukoil Corp. ADR	3,900	150,735
Petrochina Co. Ltd. ADR	300	19,890
Royal Dutch Shell PLC - Class B	1,400	68,866
Sasol Ltd. ADR	2,800	82,712
Statoil ASA	6,200	96,472
Suncor Energy Inc.	3,200	88,992
Technip SA ADR	6,200	85,746
Total SA ADR	2,327	105,692
Woodside Petroleum ADR	5,200	104,052
7.4% - Total For Energy		$963,818

Allianz AG	7,900	128,770
Australia and New Zealand Banking Group Ltd.	3,200	57,296
Banco Bradesco ADR	11,000	81,950
Banco Santander SA	17,770	77,477
Bank of Montreal	1,240	75,256
Barclays PLC ADR	6,568	56,616
BNP Paribas ADR	4,000	100,640
China Construction Bank ADR	5,300	67,416
CK Hutchison Holdings Ltd.	8,000	104,240
Credit Suisse Group ADR	3,777	53,369
Deutsche Boerse AG	7,000	59,290
HSBC Holdings PLC ADR	3,524	109,667
Icici Bank Ltd. ADR	8,800	63,008
Industrial and Commercial Bank Of China Ltd.	16,000	178,560
Itau Unibanco Holding SA ADR	11,440	98,270
KB Financial Group Inc. ADR	2,400	66,216
Manulife Financial Corp.	4,420	62,455

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Mitsubishi UFJ Financial Group Inc. ADR	35,200	161,568
Mizuho Financial Group ADR	41,400	121,716
Orix Corp. ADR	1,750	124,932
Royal Bank of Canada	1,600	92,096
Sumitomo Mitsui Financial Group Inc.	25,000	150,250
Sun Hung Kai Properties Ltd. ADR	5,450	82,567
Swiss Re Ltd.	4,400	101,684
Tokio Marine Holdings Inc. ADR	6,000	203,340
Toronto Dominion Bank	1,400	60,382
UBS Group AG	4,800	76,896
United Overseas Bank Ltd. ADR	1,900	53,105
Westpac Banking Corp. Ltd. ADR	4,650	108,159
Zurich Insurance Group ADR	3,240	69,304
21.9% - Total For Financial Services		$2,846,495

Astellas Pharma Inc. ADR	16,400	217,956
Astrazeneca PLC ADR	1,600	45,056
Bayer AG ADR	1,300	152,490
Dr. Reddy's Laboratories Ltd.	3,340	150,935
Novartis AG ADR	2,480	179,651
Novo Nordisk AS ADR	2,800	151,732
Roche Holdings Ltd. ADR	7,100	217,437
Shire PLC ADR	400	68,760
Taro Pharmaceuticals LTD.*	500	71,625
Teva Pharmaceuticals ADR	2,400	128,424
10.6% - Total For Health Care		$1,384,066

ABB Ltd.	2,900	56,318
Atlas Copco AB ADR	3,000	75,330
BAE Systems PLC ADR	1,600	46,744
Bunzl PLC ADR	4,000	115,280
Canadian National Railway Co.	1,400	87,444
Fanuc Corp. ADR	4,300	111,091
Itochu Corp. ADR	5,200	127,717
Keppel Corp. Ltd. ADR	7,900	67,861
Komatsu Ltd. ADR	6,900	117,783
Mitsui & Co., Ltd. ADR	300	68,982
Schneider Elect SA ADR	10,000	125,800
Sensata Technologies Holding NV*	3,200	124,288
Siemens AG	900	95,220
9.4% - Total For Industrials		$1,219,858

Baidu.com*	200	38,176
CGI Group Inc.*	5,100	243,678
Ericsson (LM) Tele ADR	5,000	50,150
Lenovo Group Ltd.	8,000	124,320
Open Text Corp.	1,600	82,880
SAP SE ADR	3,100	249,302
Siliconware Precision Industries Co. ADR	4,267	34,008
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	262,000
Tencent Holdings Ltd. ADR	6,500	132,860
United Microelectronics ADR	44,930	93,454
10.1% - Total For Information Technology		$1,310,828

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unadited - Portfolio of Investments as of March 31, 2016

	Shares	Fair Value
Air Liquide SA ADR	3,777	84,454
BASF SE ADR	1,350	101,925
BHP Billiton Ltd., ADR	2,550	66,045
Newcrest Mining Ltd. ADR*	12,000	155,520
Nitto Denko Corp. ADR	5,600	155,400
Posco ADR	1,400	66,262
Rio Tinto PLC ADR	1,570	44,384
Syngenta AG ADR	1,100	91,102
5.9% - Total For Materials		$765,092

America Movil - ADR Series L	4,460	69,264
BT Group PLC	2,000	64,160
China Mobile (Hong Kong) Ltd.	2,700	149,715
Deutsche Telekom AG	4,000	71,640
KDDI Corp.	12,700	169,418
MTN Group Ltd. ADR	5,600	50,624
Nippon Telegraph and Telephone Corp. ADR	2,000	86,480
Orange SA ADR	9,296	161,564
Philippine Long Distance Telephone Co. ADR	1,800	77,958
SK Telecom Co. Ltd.	3,400	68,578
SoftBank Corp. ADR	1,800	43,029
Telefonica SA ADR	4,991	55,550
Telenor ASA ADR	4,500	73,147
Vodafone Group PLC ADR	2,727	87,400
9.4% - Total For Telecommunication Services		$1,228,527

Centrica PLC	7,000	91,980
Enel SPA ADR	21,100	93,051
Enersis SA ADR	7,400	102,860
Iberdrola SA ADR	3,578	95,783
Korea Electric Power Corp.	7,800	200,850
National Grid PLC ADR	2,200	157,124
5.7% - Total For Utilities		$741,648

Total Common Stocks 97.4%		$12,680,756
(Identified Cost $12,032,798)

Cash Equivalents

First American Government Obligation Fund, Class Z**	273,918	273,918
Total Cash Equivalents 2.2%		$273,918
(Identified Cost $137,119)

Total Portfolio Value 99.6%		$12,954,674
(Identified Cost $12,169,917)

Other Assets in Excess of Liabilities 0.3%		$52,964

Total Net Assets 100.0%		$13,007,638

* Non-income producing security.

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,375,000	$2,450,782
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	3,021,246
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	3,285,000	3,393,717
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,887,617
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,894,493
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,337,344
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	954,542
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	3,600,000	3,792,182
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,665,000	1,678,598
JPMorgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	4,000,000	4,102,204
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	746,000	776,253
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	3,000,000	3,319,866
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,007,395
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,481,609
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,835,000	2,862,188
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	1,120,000	1,127,765
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,849,000	2,081,373
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	899,839
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,408,889
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	117,216
Prudential Financial Inc. Senior Unsecured Notes, 6.100% Due 06/15/2017	630,000	661,969
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	3,000,000	3,043,821
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	4,980,000	5,247,914
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,214,758
22.4% - Total For Corporate Bonds: Bank and Finance		$57,763,580

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,001,757
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,607,064
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	3,230,000	3,336,710
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,972,059
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	928,325
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	5,000,000	4,996,575
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,272,638
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	3,166,000	3,167,573
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.634% Due 03/15/2023**	1,434,940	1,422,490
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.428% Due 04/15/2020**	3,898,000	3,937,058
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,808,893
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,952,157
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	92,689
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	1,600,000	1,693,578
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	3,500,000	4,407,260
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,655,754
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,728,000	1,936,431
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,229,816
Shell International Finance Senior Unsecured Notes, 2.125% Due 05/11/2020	5,000,000	5,046,355
Union Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	500,000	583,367
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,128,363
United Technologies Junior Subordinated Notes, 1.788% Due 05/04/2018**	6,000,000	6,013,980
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	4,392,000	4,216,320
24.6% - Total For Corporate Bonds: Industrial		$63,407,212

Gulf Power Co. Senior Unsecured Notes, 5.300% Due 12/01/2016	1,195,000	1,227,500
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,231,624
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	910,000	905,796
Enterprise Products Senior Unsecured Notes, 4.050% Due 02/15/2022	2,500,000	2,602,822
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	625,000	619,461
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	2,941,000	3,179,868
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	352,141
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	4,000,000	3,473,096
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,225,605
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,892,251
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,079,933
8.1% - Total For Corporate Bonds: Utilities		$20,790,097

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	8,088,240	8,262,752
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	7,850,175	7,965,989
United States Treasury Notes, 2.750% Due 08/15/2042	10,250,000	10,583,925

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

United States Treasury Notes, 2.750% Due 11/15/2042	10,000,000	10,309,770
United States Treasury Notes, 3.000% Due 02/28/2017	2,500,000	2,553,418
United States Treasury Notes, 4.625% Due 02/15/2017	2,500,000	2,586,425
16.4% - Total For United States Government Treasury Obligations		$42,262,279

Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 11/23/2020**	4,000,000	4,001,460
FHLMC Step-up Coupon Notes, 1.000% Due 11/25/2020**	965,000	965,558
FHLMC Step-up Coupon Notes, 1.000% Due 12/23/2020**	5,000,000	4,999,645
FNMA Step-up Coupon Notes, 1.000% Due 11/27/2020**	5,120,000	5,120,517
5.8% - Total For United States Government Agency Obligations		$15,087,180

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.236% Due 04/01/2042**	3,318,996	3,457,368
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	962,067	1,048,583
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	2,135,862	2,258,380
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,990,004	2,240,507
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	1,997	2,482
FHLMC Partner Certificate Pool 780439, 2.473% Due 04/01/2033	140,056	148,568
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	4,374,674	4,595,963
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	698,783	744,983
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	707	720
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	655,456	699,171
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	726,422	742,292
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,547,853	1,599,558
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	2,448,232	2,484,157
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,189,660	1,288,086
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	547,079	593,291
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	285,032	314,044
FHLMC CMO Series 3109 Class ZN, 5.500% Due 02/15/2036	2,873,506	3,243,686
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	119,813	121,130
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	667,586	741,975
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	253,049	292,550
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	952,778	1,078,976
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	111,020	115,586
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	654,915	741,624
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	1,981,604	2,117,095
GNMA II Pool 2658, 6.500% Due 10/20/2028	28,651	33,710
GNMA II Pool 2945, 7.500% Due 07/20/2030	6,113	7,567
GNMA II Pool 4187, 5.500% Due 07/20/2038	18,570	19,684
GNMA II Pool 4847, 4.000% Due 11/20/2025	546,607	580,462
GNMA Pool 780400, 7.000% Due 12/15/2025	3,394	3,968
GNMA Pool 780420, 7.500% Due 08/15/2026	2,068	2,458
GNMA Pool 781397, 5.500% Due 02/15/2017	4,146	4,192
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	376,036	389,258
12.3% - Total For Government Agency Obligations - Mortgage Backed Securities		$31,712,074

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	640,000	642,342
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,164,620
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,551,891
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,955,175
Kentucky Asset Liability Commission Revenue, 3.928% Due 04/01/2016	2,480,000	2,480,000
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,311,563
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,721,754
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,426,219
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,067,333
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,669,450
7.8% - Total For Taxable Municipal Bonds		$19,990,347

Total Fixed Income Securities - Bonds 97.4%		$251,012,769
(Identified Cost $242,251,780)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	4,040,250
Total Preferred Stocks 1.6%		$4,040,250
(Identified Cost $3,888,768)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.01%**	423,422	423,422
Total Cash Equivalents 0.2%		$423,422
(Identified Cost $423,422)

Total Portfolio Value 99.2%		$255,476,441
(Identified Cost $246,563,970)

Other Assets in Excess of Liabilities 0.8%		$2,294,136

Total Net Assets 100%		$257,770,577

** Variable Rate Security; the rate shown is as of March 31, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	$493,496
Cincinnati Ohio GO Unlimited, 5.250% Due 12/01/2029	200,000	249,202
Green Ohio General Obligation Limited Bond Anticipation Notes, 1.750% Due 06/10/2016	500,000	500,910
Groveport Ohio GO Limited, 3.500% Due 12/01/2023	185,000	202,088
Lakewood Ohio GO Limited, 4.000% Due 12/01/2029	300,000	335,307
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	399,840
Pembroke Pines Florida GO Unlimited, 5.000% Due 09/01/2024	200,000	248,128
Sandusky Ohio GO Limited, 3.000% Due 12/01/2017	300,000	311,184
Springboro Ohio GO Limited, 3.000% Due 12/01/2017	150,000	155,566
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	40,000	42,826
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	204,172
3.7% - Total For General Obligation - City		$2,641,809

Campbell County Kentucky GO Unlimited (XLCA Insured), 4.000% Due 12/01/2016	250,000	251,310
Butler County Ohio General Obligation Limited, 5.000% Due 12/01/2024	160,000	198,834
Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	334,646
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	474,475
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	171,760
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	280,789
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	348,627
3.6% - Total For General Obligation - County		$2,561,351

Ohio GO Unlimited, 4.000% Due 05/01/2017	100,000	103,595
Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	203,980
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	994,041
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	375,350
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	609,550
3.2% - Total For General Obligation - State		$2,286,516

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	972,605
Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023*	300,000	332,598
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	150,169
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	301,143
Cleveland State University General Receipts Revenue Bond, 3.000% Due 06/01/2016	280,000	281,067
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	286,535
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	365,159
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	252,595
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	301,758
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	641,130
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	830,000	867,051
Lake County Ohio Community College District GO Unlimited, 2.000% Due 12/01/2018	155,000	158,722
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	201,911
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,163,022
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	115,004
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	159,418
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	332,472
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016*	375,000	376,339
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	165,604
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	278,848
Ohio State Higher Educational Facilities Revenue - University of Dayton, 4.000% Due 12/01/2017	165,000	173,441
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	170,047
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	152,412
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	132,213
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	316,614
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	395,325
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2028	410,000	491,426
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	763,171
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	293,896
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2016	140,000	141,000
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	346,731
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	267,663
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	557,467
University of Toledo General Receipts Revenue, 5.000% Due 06/01/2017	205,000	214,346
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	349,953
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,050,141
19.0% - Total For Higher Education		$13,518,996

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 05/15/2016	575,000	578,180
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	132,413
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 10/15/2024	100,000	116,593
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	334,680
Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	402,424
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	365,324
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group, 5.250% Due 06/01/2027	420,000	491,513
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,126,748
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, 5.000% Due 05/15/2027	100,000	120,942
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	556,495
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	372,879

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	194,218
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	476,720
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2018	100,000	107,291
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	548,388
Nashville and Davidson County Tennessee Vanderbilt University Medical Center, 5.000% Due 07/01/2031	150,000	179,324
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	296,070
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	605,120
9.8% - Total For Hospital/Health Bonds		$7,005,322

Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	606,915
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	316,479
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	222,222
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	159,559
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	876,435
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	542,155
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	107,971
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	101,399
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	200,976
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	165,603
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	319,949
5.0% - Total For Revenue Bonds - Facility		$3,619,663

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	256,950
Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	424,564
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	418,400
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	146,023
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,202
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	304,716
Evansville Indiana Waterworks District Revenue, 5.000% Due 01/01/2022	300,000	352,470
Lima Ohio Sanitary Sewer Revenue, 3.000% Due 12/01/2016	280,000	284,259
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	236,936
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	338,090
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	275,206
Toledo Ohio Water System Revenue, 5.000% Due 11/15/2025	255,000	314,124
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	414,348
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	332,801
5.8% - Total For Revenue Bonds - Water & Sewer		$4,111,089

Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	453,477
Aurora Colorado Certificates of Participation, 3.500% Due 12/01/2018	280,000	296,100
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	162,758
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 2.000% Due 11/01/2016	220,000	221,745
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 4.750% Due 11/01/2030	500,000	587,445
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 5.000% Due 11/01/2032	390,000	464,841
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	118,117
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	245,126
Escambia County Florida Pollution Control Revenue, 2.100% Due 4/11/2019	170,000	173,757
Escambia County Florida Solid Waste Disposal Revenue, 1.400% Due 12/01/2017	555,000	557,631
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	116,333
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, 5.000% Due 06/01/2030	655,000	773,542
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 2.150% Due 09/01/2020	650,000	670,475
Mobile Alabama Industrial Development Board Pollution Control Revenue, 1.625% Due 10/02/2018	400,000	402,716
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	661,494
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	300,422
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	618,930
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	319,062
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	101,219
10.2% - Total For Other Revenue Bonds		$7,245,190

Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	518,010
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	125,389
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	324,793
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	306,003
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	122,997
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2016	125,000	126,151
Columbus Ohio CSD GO Unlimited, 4.000% Due 12/01/2029	400,000	450,440
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	191,782
Danville Indiana School Building Corp. First Mortgage Revenue, 4.000% Due 07/15/2017	225,000	234,133
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	605,095
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	484,424
Fairlawn Ohio LSD GO Unlimited (School District Credit Program), 3.000% Due 12/01/2018	170,000	178,063
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue, 5.000% Due 12/01/2024	300,000	369,054
Franklin Indiana Community Middle School Building Corp., 2.000% Due 07/15/2016	150,000	150,564
Franklin Indiana Community Multi-School Building Corp., 5.000% Due 01/15/2023	200,000	241,510
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	376,468
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	121,364
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	340,878
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	104,234
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	603,430

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Harper Creek Michigan CSD GO Unlimited, 4.000% Due 05/01/2017	220,000	227,093
Harrison Hills Ohio CSD GO Unlimited (School District Credit Program), 4.000% Due 11/01/2017	215,000	225,623
Highland Ohio LSD GO Unlimited, 2.000% Due 12/01/2016	120,000	121,081
Hillsborough County Florida School Board Certificates of Participation, 5.000% Due 07/01/2025	200,000	249,042
Keller Texas ISD GO Unlimited, 4.500% Due 02/15/2020	5,000	5,508
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	169,519
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	330,114
Lake County Ohio GO Limited Bond Anticipation Notes, 1.000% Due 3/22/2017	1,000,000	1,002,220
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	261,215
Lake Ohio LSD of Stark County GO Unlimited, 2.000% Due 12/01/2016	150,000	151,352
Lake Ohio LSD of Stark County GO Unlimited, 4.000% Due 12/01/2023	400,000	456,304
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	140,765
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	417,855
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	261,371
Licking Valley Ohio LSD GO Unlimited, 2.000% Due 12/01/2017	200,000	204,238
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	103,657
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	115,000	116,015
Marysville Michigan PSD GO Unlimited, 5.000% Due 05/01/2021	250,000	291,825
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	191,827
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	157,226
Miamisburg Ohio CSD Certificates of Participation, 1.000% Due 12/01/2016	100,000	99,949
Miamisburg Ohio CSD Certificates of Participation, 2.000% Due 12/01/2018	160,000	162,410
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,229,338
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	273,857
Newark Ohio CSD GO Unlimited, (School District Credit Program), 4.000% Due 12/01/2026	235,000	271,371
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	154,234
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 2.000% Due 12/01/2016	340,000	343,131
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2028	100,000	120,564
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2029	150,000	179,907
Parchment Michigan SD GO Unlimited, 4.000% Due 05/01/2018	275,000	291,599
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	512,470
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	288,819
Reynoldsburg Ohio CSD GO, 4.375% Due 12/01/2018	200,000	215,562
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020*	200,000	218,230
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	102,591
South Range Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	125,000	127,605
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	341,341
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	461,584
Sycamore Ohio CSD GO, 4.375% Due 12/01/2018	400,000	409,968
Talawanda Ohio SD GO Limited, 3.000% Due 12/01/2016	120,000	121,928
Toledo Ohio CSD GO Unlimited, 5.000% Due 12/01/2029	660,000	798,857
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	266,738
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	195,625
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	328,029
West Clermont Ohio LSD GO Unlimited (School District Credit Program), 4.000% Due 12/01/2017	300,000	315,552
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	266,026
Wyoming Ohio CSD GO Unlimited, 5.000% Due 12/01/2023	200,000	246,700
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	498,083
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	168,019
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	222,242
28.5% - Total For School District		$20,290,961

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,186,574
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2025	600,000	703,860
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	707,082
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	418,124
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	446,767
Ohio Building Authority Revenue (National Re Insured), 5.000% Due 10/01/2016	100,000	102,155
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	243,623
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	192,137
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	159,546
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	406,574
Ohio Department of Administration Certificate of Participation, 5.000% Due 03/01/2024	300,000	358,002
Ohio Department of Administration Certificates of Participation, 5.000% Due 03/01/2017	200,000	207,804
7.2% - Total For State Agency		$5,132,248

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	285,000	301,259
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	50,000	52,058
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	160,000	165,314
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	225,000	233,498
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	110,000	113,145
1.2% - Total For Housing		$865,274

Total Municipal Income Securities - Bonds 97.2%		$69,278,419
(Identified Cost $66,318,966)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund**	3,662,776	3,662,776

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unadited - Portfolio of Investments as of March 31, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Total Cash Equivalents 5.1%		$3,662,776
(Identified Cost $3,662,776)

Total Portfolio Value 102.3%		$72,941,195
(Identified Cost $69,981,742)

Liabilities in Excess of Other Assets -2.3%		$(1,724,498)

Total Net Assets 99.9%		$71,216,697

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2016, these bonds represented 2.77% of total assets.

** Variable Rate Security; as of March 31, 2016, the 7 day yield was 0.01%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities

	Face Value	Fair Value
Corporate Bonds:
Finance
American Express Senior Unsecured Notes, 6.000% Due 09/13/2017	1,055,000	$1,120,231
American Express Senior Unsecured Notes, 6.150% Due 08/28/2017	1,000,000	1,063,366
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	1,003,450
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	1,106,070
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,100,000	2,303,669
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	819,000	863,737
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,116,642
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,900,000	1,915,517
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	1,500,000	1,536,075
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	385,000	408,739
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,100,000	1,217,284
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	530,000	571,959
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,700,000	1,712,571
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,514,385
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	750,000	844,256
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,307,720
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	750,000	837,260
Prudential Financial Inc. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,313,431
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,100,000	1,117,208
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,041,000	1,100,676
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,623,000	1,642,586
Wachovia Bank NA Subordinated Notes, 6.000% Due 11/15/2017	2,105,000	2,258,055
26.2% - Total Finance		$27,874,887

Industrial
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,845,000	1,976,689
Becton Dickinson Senior Unsecured Notes, 2.675% Due 12/15/2019	80,000	81,960
Becton Dickinson Senior Unsecured Notes, 6.375% Due 08/01/2019	2,000,000	2,279,132
Burlington Northern Santa Fe Senior Unsecured Notes, 4.700% Due 10/01/2019	500,000	552,540
Chevron Corp. Senior Unsecured Note, 2.427% Due 06/24/2020	1,945,000	1,985,779
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	2,170,000	2,173,118
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,500,000	1,576,572
General Electric Capital Corp. Senior Unsecured Notes, 1.428% Due 04/15/2020**	1,000,000	1,010,020
General Electric Capital Corp. Senior Unsecured Notes, 1.634% Due 03/15/2023**	2,000,000	1,982,648
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,005,754
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,297,624
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,081,266
Shell International Senior Unsecured Notes, 4.375% Due 03/25/2020	2,100,000	2,292,505
Schlumberger Investment Senior Unsecured Notes, 1.950% Due 09/14/2016*	1,379,000	1,382,613
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,651,901
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	3,000,000	3,006,990
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	2,000,000	2,266,000
27.1% - Total Industrial		$27,603,111

Utilities
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,280,000	1,396,585
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	200,000	215,442
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,188,000	1,299,990
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	2,000,000	2,191,162
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,600,000	1,585,821
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	600,000	648,732
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	462,239
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 02/01/2018	1,000,000	1,073,292
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,234,925
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	2,023,000	2,106,754
10.3% - Total Utilities		$12,214,942

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,099,400	4,171,939
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	3,538,605	3,614,954
United States Treasury Notes, 2.000% Due 04/30/2016	500,000	500,704
United States Treasury Notes, 3.250% Due 06/30/2016	4,500,000	4,532,782
United States Treasury Floating Rate Note, 0.377% Due 7/31/2017**	2,000,000	1,998,710
14.0% - Total United States Government Treasury Obligations		$14,819,089

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 10/15/2020**	5,000,000	5,000,125
FHLMC Step-up Coupon Notes, 1.000% Due 11/23/2020**	1,000,000	1,000,365
FNMA Step-up Coupon Notes, 1.000% Due 11/27/2020**	3,000,000	3,000,303
FNMA Step-up Coupon Notes, 1.100% Due 02/12/2021**	4,000,000	3,998,980
12.3% - Total United States Government Agency Obligations		$12,999,773

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.236% Due 04/01/2042**	730,067	760,504
FHLMC CMO Series 2989 Class TG, 5.500% Due 06/15/2025	909,835	995,206
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	974,208	1,000,491
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	758,448	783,784
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044**	1,065,302	1,106,479
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	648,365	702,007
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	646,773	650,821
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	75,752	79,801
GNMA Pool 726475, 4.000% Due 11/15/2024	367,493	387,486
6.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$6,466,579

Taxable Municipal Bonds
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,124,929
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,434,819
2.4% - Total Taxable Municipal Bonds		$2,559,748

Total Fixed Income Securities 98.4%		$104,538,129
(Identified Cost $104,238,198)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	567,502	567,502
Total Cash Equivalents 0.5%		$567,502
(Identified Cost $567,502)

Total Portfolio Value 98.9%		$105,105,631
(Identified Cost $104,805,700)

Other Assets in Excess of Liabilities 1.1%		$1,138,554

Total Net Assets 100.0%		$106,244,185

* 144A Restricted Security. The total fair value of such securities as of March 31, 2016 was $2,779,198 and represented 2.61% of net assets.

- Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318; price on March 31, 2016 was $100.262.

- Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389; price on March 31, 2016 was $100.262.

- Northern Natural Gas Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on March 31, 2016 was $109.1082.

- Northern Natural Gas Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on March 31, 2016 was $109.1082.

- Northern Natural Gas Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766; price on March 31, 2016 was $109.1082.

** Variable Rate Security; the rate shown is as of March 31, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,000,000	$2,063,816
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,460,000	1,470,340
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	2,116,000	2,186,029
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	500,000	529,040
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,096,985
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,390,879
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,000,000	2,106,768
Huntington National Bank Senior Unsecured Notes, 2.600% Due 08/02/2018	1,420,000	1,431,597
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,600,000	1,640,882
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,040,554
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	500,000	553,311
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,500,000	1,496,380
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,514,385
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,688,512
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,087,365
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,600,000	1,691,722
US Bancorp Subordinated Notes, 2.950% Due 07/15/2022	1,246,000	1,278,972
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,000,000	1,053,798
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	1,400,000	1,485,462
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,325,390
26.6% - Total Finance		$28,132,187

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,001,757
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,607,064
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,500,000	1,549,555
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	1,500,000	1,498,972
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,410,975
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,500,000	1,500,745
General Electric Capital Corp. Senior Unsecured Notes, 1.428% Due 04/15/2020**	753,000	760,545
General Electric Capital Corp. Senior Unsecured Notes, 1.634% Due 03/15/2023**	2,230,000	2,210,653
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,021,391
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,301,122
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,241,206
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,200,000	1,222,332
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,081,266
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	500,000	560,310
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	250,426
Shell International Finance Senior Unsecured Notes, 2.150% Due 05/11/2020	1,250,000	1,261,589
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,000,000	1,009,436
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,067,156
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	524,413
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,100,842
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,500,000	1,503,495
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,782,000	1,710,720
25.1% - Total Industrial		$26,395,970

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	460,000	495,516
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	678,446
Duke Energy Ohio First Mortgage, 5.450% Due 04/01/2019	1,000,000	1,112,156
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	500,000	497,690
Enterprise Products Senior Unsecured Notes, 4.050% Due 02/15/2022	1,000,000	1,041,129
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,190,000	1,179,454
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	540,610
Georgia Power Co. Senior Unsecured Notes, 2.850% Due 05/15/2022	1,111,000	1,129,027
Mississippi Power Co. Senior Unsecured Notes, 5.550% Due 03/01/2019	275,000	293,056
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	609,753
National Rural Utilities Corp. Collateral Trust, 5.450% Due 02/01/2018	1,190,000	1,277,217
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,091,082
Virginia Electric & Power Co. Senior Unsecured Notes, 2.950% Due 01/15/2022	415,000	430,836
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,500,000	1,302,411
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,097,212
12.1% - Total Utilities		$12,775,595

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	4,044,120	4,131,376
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	4,186,760	4,248,527
United States Treasury Notes, 2.750% Due 11/15/2042	1,150,000	1,185,624
United States Treasury Notes, 3.000% Due 02/28/2017	4,000,000	4,085,468
12.9% - Total United States Government Treasury Obligations		$13,650,995

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 10/15/2020**	2,500,000	2,500,062
FHLMC Step-up Coupon Notes, 1.000% Due 11/23/2020**	2,500,000	2,500,913
Tennessee Valley Authority Senior Unsecured Notes, 6.250% Due 12/15/2017	825,000	899,008
FNMA Step-up Coupon Notes, 1.000% Due 11/27/2020**	2,500,000	2,500,252
8.0% - Total United States Government Agency Obligations		$8,400,235

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.236% Due 04/01/2042**	782,214	814,826
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	788,816	842,607
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	228,025	251,235
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,181,167	1,259,944
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	309,571	319,912
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	360,202	405,545
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.272% Due 12/01/2041**	559,244	584,248
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044	1,094,206	1,136,500
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	492,324	525,986
5.8% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,140,803

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	815,930
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,182,070
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,057,760
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	339,576
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,612,136
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,345,653
6.0% - Total Taxable Municipal Bonds		$6,353,125

Non-Taxable Municipal Bonds
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	555,805
0.5% - Non-Total Taxable Municipal Bonds		$555,805

Total Fixed Income Securities 97.0%		$102,404,715
(Identified Cost $100,641,319)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	52,390	1,365,807
Total Preferred Stocks 1.3%		$1,365,807
(Identified Cost $1,248,635)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	706,485	706,485
Total Cash Equivalents 0.7%		$706,485
(Identified Cost $706,485)

Total Portfolio Value 99.0%		$104,477,007
(Identified Cost $102,596,439)

Other Assets in Excess of Liabilities 1.0%		$1,124,346

Total Net Assets 100%		$105,601,353

* 144A Restricted Security. The total fair value of such securities as of March 31, 2016 was $1,091,082 and represented 1.03% of net assets.
- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2016 was $109.1082.
** Variable Rate Security; the rate shown is as of March 31, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,300,000	$1,309,207
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,000,000	1,033,095
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,096,985
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,189,480
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	1,250,000	1,316,730
Huntington National Bank Senior Unsecured Notes, 1.375% Due 04/24/2017	1,300,000	1,297,910
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,300,000	1,333,216
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,040,554
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,279,392
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,339,000	1,351,841
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,125,675
PNC Financial Services Subordinated Notes, 3.900% Due 04/29/2024	500,000	525,891
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,266,780
Suntrust Banks Senior Unsecured Notes, 6.000% Due 09/11/2017	1,000,000	1,057,326
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,683,398
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	1,800,000	2,085,903
22.0% - Total Finance		$19,993,383

Industrial
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,607,064
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,400,000	1,446,252
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,069,086
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	2,000,000	1,998,630
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,529,454
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,502,603
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.634% Due 03/15/2023**	2,000,000	1,982,648
Johnson Controls Inc. Senior Unsecured Notes, 3.625% Due 07/02/2024	625,000	636,807
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	876,952
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,301,122
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	385,000	407,517
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,128,369
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	1,300,000	1,636,982
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,081,266
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,600,000	1,615,098
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	608,319
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,570,000	1,573,658
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,532,000	1,470,720
25.8% - Total Industrial		$23,472,547

Utilities
Duke Energy Corp., Senior Unsecured Notes, 3.550% Due 09/15/2021	1,325,000	1,388,497
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,405,000	1,398,509
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	495,569
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	1,000,000	1,081,220
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	446,629
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	835,243
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,465,000	1,272,021
Northern Natural Gas Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,091,082
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,097,212
10.0% - Total Utilities		$9,105,982

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	3,033,090	3,098,532
Treasury Inflation Protected Security, 0.125% Due 01/15/2022	3,140,070	3,186,395
United States Treasury Notes, 2.750% Due 08/15/2042	3,500,000	3,614,023
United States Treasury Notes, 2.750% Due 11/15/2042	3,500,000	3,608,419
14.9% - Total United States Government Treasury Obligations		$13,507,369

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 11/25/2020**	1,000,000	1,000,578
FNMA Step-up Coupon Notes, 1.000% Due 11/27/2020**	1,800,000	1,800,182
3.1% - Total United States Government Agency Obligations		2,800,760

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unadited - Portfolio of Investments as of March 31, 2016

	Face Value	Fair Value
United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.236% Due 04/01/2042**	782,214	814,826
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	199,522	219,831
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	15,734	15,971
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,181,167	1,259,944
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	619,141	639,823
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	331,568	361,384
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	814,370	916,884
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	2,108,124	2,229,051
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.272% Due 12/01/2041**	559,244	584,248
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	396,553	429,362
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,317,673	1,384,326
FNMA CMO Series 2013-83 Class MH, 4.000% Due 08/25/2043	607,525	660,911
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	698,783	744,983
FNMA Partner Certificate Pool 889050, 6.000% Due 05/01/2037	584,553	675,017
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	327,458	370,812
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	492,324	525,986
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	4,146	4,192
13.0% - Total United States Government Agency Obligations - Mortgage Backed Securities		$11,837,551

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	844,065
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,109,995
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,084,550
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	555,805
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	1,031,978
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	969,459
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,071,610
8.4% Total Taxable Municipal Bonds		$7,667,462

Total Fixed Income Securities 97.2%		$88,385,054
(Identified Cost $85,932,796)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	54,000	1,407,780
Total Preferred Stocks 1.6%		$1,407,780
(Identified Cost $1,298,315)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	398,142	398,142
Total Cash Equivalents 0.4%		$398,142
(Identified Cost $398,142)

Total Portfolio Value 99.2%		$90,190,976
(Identified Cost $87,629,253)

Other Assets in Excess of Liabilities 0.8%		$768,878

Total Net Assets 100.0%		$90,959,854

* 144A Restricted Security. The total fair value of such securities as of March 31, 2016 was $1,091,082 and represented 1.20% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2016 was $109.1082.

** Variable Rate Security; the rate shown is as of March 31, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unadited - Portfolio of Investments as of March 31, 2016

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace INA Holdings Senior Unsecured Notes, 5.900% Due 06/15/2019	525,000	591,357
American Express Bank Senior Unsecured Notes, 6.000% Due 09/13/2017	1,925,000	2,044,023
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	1,003,450
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	610,000	674,703
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,383,000	1,438,278
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,579,540
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,024,442
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	1,500,000	1,512,250
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	2,000,000	2,048,100
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,800,000	1,991,920
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	1,470,000	1,586,377
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,685,000	1,697,461
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,000,000	2,019,180
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,046,176
PNC Funding Corp. Guaranteed Notes, 5.625% Due 02/01/2017	789,000	816,061
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,200,000	1,218,773
Wachovia Bank NA Subordinated Notes, 6.000% Due 11/15/2017	1,800,000	1,930,878
23.9% - Total Finance		$24,222,969

Industrial
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,607,064
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,389,000	1,393,620
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	1,330,000	1,331,911
Eaton Corp. Senior Unsecured Notes, 5.600% Due 05/15/2018	1,000,000	1,081,173
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,025,000	1,077,324
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 0.922% Due 05/13/2024**	1,100,000	1,033,942
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.428% Due 04/15/2020**	1,175,000	1,186,773
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.628% Due 04/15/2023**	1,000,000	984,941
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	1,560,000	1,700,107
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,500,000	1,508,631
Kroger Co. Senior Unsecured Notes, 1.200% Due 10/17/2016	500,000	500,867
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,068,746
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,745,000	1,777,474
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,564,000	1,691,100
Shell International Senior Unsecured Notes, 4.300% Due 09/22/2019	1,800,000	1,947,258
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	2,000,000	2,004,660
Verizon Communications Senior Unsecured Notes, 2.500% Due 09/15/2016	686,000	691,283
Verizon Wireless Senior Unsecured Notes, 1.350% Due 06/09/2017	1,000,000	1,002,868
24.8% - Total Industrials		$23,589,742

Utilities
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 2.000% Due 11/15/2018	1,000,000	1,010,930
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,077,208
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,417,000	1,550,578
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	1,500,000	1,643,372
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,425,000	1,412,372
National Rural Utilities Collateral Trust, 5.450% Due 02/01/2018	870,000	933,764
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	480,000	518,985
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	825,000	866,986
Virginia Electric & PowerCo. Senior Unsecured notes, 5.400% Due 04/30/2018	1,000,000	1,080,308
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,008,348
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	500,000	512,417
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,695,000	1,765,175
11.7% - Total Utilities		$13,380,443

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,099,400	4,171,939
Treasury Inflation Protected Security, 0.125% Due 04/15/2019	2,527,575	2,582,110
United States Treasury Floating Rate Note, 0.127% Due 07/31/2017**	2,000,000	1,998,710

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unadited - Portfolio of Investments as of March 31, 2016

	Face Value	Fair Value
United States Treasury Notes, 0.375% Due 10/31/2016	3,114,000	3,112,297
United States Treasury Notes, 0.500% Due 09/30/2016	2,500,000	2,500,978
United States Treasury Notes, 2.750% Due 11/30/2016	2,000,000	2,029,218
United States Treasury Notes, 4.625% Due 02/15/2017	2,000,000	2,069,140
18.2% - Total United States Government Treasury Obligations		$18,464,392

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 11/23/2020**	1,500,000	1,500,547
FHLMC Step-up Coupon Notes, 1.000% Due 11/25/2020**	1,000,000	1,000,578
FHLMC Step-up Coupon Notes, 1.000% Due 04/14/2021**	2,000,000	1,999,090
FNMA Step-up Coupon Notes, 1.100% Due 02/12/2021**	3,000,000	2,999,235
7.4% - Total United States Government Agency Obligations		$7,499,450

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	247,914	264,820
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	1,305,724	1,324,884
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.272% Due 12/01/2041**	559,244	584,248
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,580,765	1,647,402
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	863,049	987,330
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	970,159	976,231
GNMA Pool 726475, 4.000% Due 11/15/2024	367,493	387,486
GNMA Pool 728920, 4.000% Due 12/15/2024	542,775	574,670
6.7% - Total United States Government Agency Obligations - Mortgage Backed Securities		$6,747,071

Taxable Municipal Bonds
Columbus - Franklin County OH Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,505,490
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,013,450
2.5% - Total Municipal Bonds		$2,518,940

Total Fixed Income Securities 95.2%		$96,423,007
(Identified Cost $96,295,038)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	6,384,515	6,384,515
Total Cash Equivalents 6.3%		$6,384,515
(Identified Cost $6,384,515)

Total Portfolio Value 101.5%		$102,807,522
(Identified Cost $102,679,553)

Liabilities in Excess of Other Assets -1.5%		$(1,508,804)

Total Net Assets: 100.0%		$101,298,718

	Long	Unrealized
Futures Contracts	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring June 2016 (50 units per contract)	967	$2,754,685
(Notional Value of $99,588,429)

** Variable Rate Security; the rate shown is as of March 31, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2015:

Equity Income Fund	Level 1	Level 2
Common Stocks*	$127,690,211
Money Market Fund	10,630,640	—
Total	$138,320,851	$—

Growth Fund	Level 1	Level 2
Common Stocks*	$43,478,787
Money Market Fund	3,076,522	—
Total	$46,555,309	$—

Opportunity Fund	Level 1	Level 2
Common Stocks*	$35,580,868
Real Estate Investment Trusts	1,541,360	—
Money Market Fund	1,416,431	—
Total	$38,538,659	$—

Realty Fund	Level 1	Level 2
Real Estate Investment Trusts*	$10,530,140	$—
Money Market Fund	109,457	—
Total	$10,639,597	$—

International Fund	Level 1	Level 2
Common Stocks*	$12,680,756	$—
Money Market Fund	273,918	—
Total	$12,954,674	$—

Fixed Income Fund	Level 1	Level 2
Corporate Bonds*	$—	$141,960,889
U.S. Government Treasury Obligations	—	42,262,279
U.S. Government Agency Obligations	—	15,087,180
U.S. Government Agency Obligations – Mortgage-Backed	—	31,712,074
Taxable Municipal Bonds	—	19,990,347
Preferred Stocks	4,040,250	—
Money Market Fund	423,422	—
Total	$4,463,672	$251,012,769

Municipal Income Fund	Level 1	Level 2
Municipal Bonds*	$—	$69,278,419
Money Market Fund	3,662,776	—
Total	$3,662,776	$69,278,419

Johnson Institutional Short Duration Bond Fund	Level 1	Level 2
Corporate Bonds*	$—	$67,692,940
U.S. Government Treasury Obligations	—	14,819,089
U.S. Government Agency Obligations	—	12,999,773
U.S. Government Agency Obligations – Mortgage-Backed	—	6,466,579
Taxable Municipal Bonds	—	2,559,748
Money Market Fund	567,502	—
Total	$567,502	$104,538,129

Johnson Institutional Intermediate Bond Fund	Level 1	Level 2
Corporate Bonds*	$—	$67,303,752
U.S. Government Treasury Obligations	—	13,650,995
U.S. Government Agency Obligations	—	8,400,235
U.S. Government Agency Obligations – Mortgage-Backed	—	6,140,803
Taxable Municipal Bonds	—	6,353,125
Non-Taxable Municipal Bonds	—	555,805
Preferred Stocks	1,365,807	—
Money Market Fund	706,485	—
Total	$2,072,292	$102,404,715

Johnson Institutional Core Bond Fund	Level 1	Level 2
Corporate Bonds*	$—	$52,571,912
U.S. Government Treasury Obligations	—	13,507,369
U.S. Government Agency Obligations	—	2,800,760
U.S. Government Agency Obligations – Mortgage-Backed	—	11,837,551
Taxable Municipal Bonds	—	7,667,462
Preferred Stocks	1,407,780	—
Money Market	398,142	—
Total	$1,805,922	$88,385,054

Enhanced Return Fund	Level 1	Level 2
Corporate Bonds*	$—	$61,193,154
U.S. Government Treasury Obligations	—	18,464,392
U.S. Government Agency Obligations	—	7,499,450
U.S. Government Agency Obligations – Mortgage-Backed	—	6,747,071
Taxable Municipal Bonds	—	2,518,940
Cash Equivalents	6,384,515	—
Sub-Total	$6,384,515	$96,423,007
Other Financial Instruments**	2,754,685	—
Total	$9,139,200	$96,423,007

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the three months ended March 31, 2016, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2016 was $94,241,492. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of March 31, 2016 was $178,245.

Tax Cost of Securities

As of March 31, 2016, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$121,862,814	$21,317,029	$(4,858,992)	$16,458,037
Johnson Growth Fund	38,879,766	9,304,757	(1,629,214)	7,675,543
Johnson Opportunity Fund	33,323,288	6,920,806	(1,705,435)	5,215,371
Johnson Realty Fund	5,433,119	5,298,446	(91,968)	5,206,478
Johnson International Fund	12,169,917	2,087,706	(1,285,742)	801,964
Johnson Fixed Income Fund	246,563,970	9,575,604	(663,133)	8,912,471
Johnson Municipal Income Fund	69,981,742	2,986,677	(27,223)	2,959,454
Johnson Institutional Short Duration Bond Fund	104,805,700	506,469	(206,537)	299,932
Johnson Institutional Intermediate Bond Fund	102,596,439	2,123,017	(242,449)	1,880,568
Johnson Institutional Core Bond Fund	87,629,253	2,815,096	(253,373)	2,561,723
Johnson Enhanced Return Fund	102,679,553	397,462	(269,493)	127,969

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 9, 2016, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: May 27, 2016

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: May 27, 2016

* Print the name and title of each signing officer under his or her signature